LIABILITY TO UNITED STATES DEPARTMENT OF LABOR	12 Months Ended
Dec. 31, 2014
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

NOTE 9 – LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

In December 2010, the Company entered into a settlement arrangement with the United States Department of Labor ("DOL") and agreed to pay $1,500 to the DOL, which will be used to pay back wages and benefits to the individuals employed under its contract with the United States Transportation Security Administration ("TSA"), and be responsible for remitting any and all employer payroll tax obligations payable upon the distribution of these back wages and benefits through 2015, which the Company estimates to be approximately $100.

The liability to the DOL is payable in installments of $100 on January 1, 2011 and $175 on every July 1 and January 1 from July 1, 2011 through January 1, 2015 (the January 1, 2015 payment was remitted prior to December 31, 2014 and the January 2014 payment was remitted prior to December 31, 2013).